Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Rental income	$ 194	$ 168	$ 146
Bottom of range
Disclosure of quantitative information about right-of-use assets [line items]
Office premises, retail stores and motor vehicles lease term	1 year
Office equipment lease term	1 year
Top of range
Disclosure of quantitative information about right-of-use assets [line items]
Office premises, retail stores and motor vehicles lease term	11 years
Office equipment lease term	5 years